Additional Financial Statement Information	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Financial Statement Information	Additional Financial Statement Information
Prepaid Expenses and Other Current Assets

	December 31,
	2023	2022
Prepaid expenses and other current assets
Prepaid expenses	$1,737	$1,767
Advances to suppliers	197	588
Other current assets	239	843
Total	$2,173	$3,198
Accrued Expenses and Other Liabilities

	December 31,
	2023	2022
Accrued expenses and other liabilities
Payroll and benefits payable	1,490	3,289
Other taxes payable	2,882	3,128
Other	526	522
Total	$4,898	$6,939

Total current	$4,372	$6,417
Total non-current	$526	$522
Finance Income (Expense), Net

	Year Ended December 31,
	2023	2022	2021
Finance income (expense), net
Interest expense	$(51)	$(1,596)	$(8,729)
Redeemable Series X preferred stock dividends	—	(97)	(974)
Other finance costs	(128)	(123)	(71)
Interest income	1,901	1,164	36
Total	$1,722	$(652)	$(9,738)